Property, Plant and Equipment - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss on property, plant and equipment	$ 93,000,000	$ 4	$ 0	$ 0
Assets Subject to Operating Leases [Member] | Land [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Lease period	1 year	1 year
Assets Subject to Operating Leases [Member] | Land [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Lease period	20 years	20 years
Assets Subject to Operating Leases [Member] | Buildings [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Lease period	1 year	1 year
Assets Subject to Operating Leases [Member] | Buildings [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Lease period	20 years	20 years
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Recoverable amount of asset	$ 0
Impairment loss on property, plant and equipment	89,000,000
Chunghwa System Integration Co., Ltd. (CHSI) [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Recoverable amount of asset	0
Impairment loss on property, plant and equipment	$ 4,000,000